Organization and Nature of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Organization and Nature of Operations [Abstract]
Minimum stockholders equity requirement for continued listing on Nasdaq Capital Market		$ 2.5
Decrease of net loss	$ (0.3)